Performance Management - Women in Leadership U.S. Equity Portfolio	Oct. 31, 2024
Equity Portfolios - Advisor Classes
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Effective September 2, 2025, the Portfolio underwent a change to its investment objective and principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio will be repositioned to invest in undervalued equity securities, such as common stocks and preferred stocks, of U.S. SMID cap companies. Accordingly, the performance of the Portfolio shown prior to September 2, 2025 reflects the Portfolio’s prior principal investment strategy and objective; the Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy and objective had been in place.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index. Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 20.58% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.56% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes – Advisor Shares	15.78%	9.52%	10.98%
Return After Taxes on Distributions	12.47%	7.43%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.82%	7.33%	8.84%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.97%
Russell 1000® Index[1] (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Russell 2500® Index[2] (reflects no deduction for fees, expenses or taxes)	11.99%	8.77%	10.25%
Morningstar Large Value Average[2]	14.28%	9.20%	10.01%

1	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
2
Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Equity Portfolios - Institutional Classes
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Effective September 2, 2025, the Portfolio underwent a change to its investment objective and principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio will be repositioned to invest in undervalued equity securities, such as common stocks and preferred stocks, of U.S. SMID cap companies.
As of the date of this Prospectus, the Portfolio had not yet offered Institutional Shares to investors. Accordingly, the performance of the Portfolio shown prior to September 2, 2025 reflects the Advisor Shares’ prior principal investment strategy and objective. The Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy and objective had been in place. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Additional Market Index [Text]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index. Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return was 20.58% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.56% (for the quarter ended March 31, 2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes – Institutional Shares	15.78%	9.52%	10.98%
Return After Taxes on Distributions	12.47%	7.43%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.82%	7.33%	8.84%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.97%
Russell 1000® Index[1] (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Russell 2500® Index[2] (reflects no deduction for fees, expenses or taxes)	11.99%	8.77%	10.25%
Morningstar Large Value Average[2]	14.28%	9.20%	10.01%

1	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
2
Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299